Apr. 18, 2018

Supplement dated April 18, 2018, to the following prospectuses and summary prospectuses, each as previously amended or supplemented:

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon Global Evolution Frontier Markets Income Fund
American Beacon Grosvenor Long/Short Fund
American Beacon SGA Global Growth Fund
Prospectuses and Summary Prospectuses dated May 30, 2017

American Beacon Flexible Bond Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon Sound Point Floating Rate Income Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
Prospectuses and Summary Prospectuses dated December 29, 2017

American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
Prospectus and Summary Prospectuses dated February 28, 2018

American Beacon AHL Managed Futures Strategy Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Ionic Strategic Arbitrage Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Prospectuses and Summary Prospectuses dated April 28, 2017

With respect to each series of the American Beacon Funds listed above (each, a "Fund"), effective immediately, the second table in the "Fund Performance – Average annual total returns" section of the Summary Prospectus and the "Fund Summary" section of the Prospectus (the "Original Performance Table") is deleted and replaced with the table that appears under that Fund's name below.  The performance information in the tables below reflects the deduction of the maximum sales charge applicable to A Class shares for all periods and C Class shares for the 1-year period.  The performance information for A Class and C Class shares that is listed in the Original Performance Table does not reflect the deduction of any applicable sales charges.  Therefore, in the tables below, the returns for A Class shares (for all periods) and C Class shares (for the 1-year period) are lower than the returns that were previously disclosed in the Original Performance Table. In addition, the performance of Y Class and R6 Class shares of the American Beacon Large Cap Value Fund for the 1-year period has been revised.

American Beacon Acadian Emerging Markets Managed Volatility Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	9/27/2013	(2.14%)	(4.43%)
C	9/27/2013	2.17%	(3.40%)
Y	9/27/2013	4.13%	(2.38%)
Institutional	9/27/2013	4.23%	(2.27%)

American Beacon Crescent Short Duration High Income Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	10/1/2014	7.45%	1.51%
C	10/1/2014	8.23%	1.92%
Y	10/1/2014	10.50%	3.00%
Institutional	10/1/2014	10.55%	3.12%

American Beacon Global Evolution Frontier Markets Income Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	2/25/2014	5.04%	1.27%
C	2/25/2014	8.78%	2.25%
Y	2/25/2014	10.52%	3.34%
Institutional	2/25/2014	10.77%	3.41%

American Beacon Grosvenor Long/Short Fund

	Inception Date of Class	1 Year	Since Inception
Share Class(Before Taxes)
A	10/1/2015	(1.79%)	(0.39%)
C	10/1/2015	2.54%	3.65%
Y	10/1/2015	4.62%	4.76%
Institutional	10/1/2015	4.72%	4.84%

American Beacon SGA Global Growth Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	10/4/2013	(1.88%)	8.17%	7.29%
C	10/4/2013	2.29%	8.93%	7.92%
Y	10/4/2013	4.39%	9.67%	8.53%
Institutional	12/31/2010	4.45%	9.75%	8.59%

American Beacon Flexible Bond Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	7/5/2011	(1.38%)	0.55%	0.66%
C	7/5/2011	1.69%	0.78%	0.91%
Y	7/5/2011	3.66%	1.86%	1.88%
Institutional	7/5/2011	3.85%	1.97%	1.99%

American Beacon SiM High Yield Opportunities Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	2/14/2011	10.36%	7.16%	5.82%
C	2/14/2011	13.99%	7.41%	5.95%
Y	2/14/2011	16.26%	8.61%	7.09%
Institutional	2/14/2011	16.31%	8.71%	7.21%

American Beacon Sound Point Floating Rate Income Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	12/11/2015	4.50%	5.60%
C	12/11/2015	5.49%	6.09%
Y	12/11/2015	7.55%	6.36%
Investor	12/11/2015	7.32%	6.30%
SP	5/31/2014	7.46%	6.25%

American Beacon The London Company Income Equity Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	5/29/2012	4.23%	10.86%
C	5/29/2012	8.82%	11.47%
Y	5/29/2012	10.96%	12.71%
Institutional	5/29/2012	10.97%	12.78%

American Beacon Zebra Small Cap Equity Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	6/1/2010	20.43%	13.96%	13.45%
C	9/1/2010	25.76%	14.46%	13.64%
Y	6/1/2010	28.07%	15.71%	14.87%
Institutional	6/1/2010	28.26%	15.85%	14.99%

American Beacon Balanced Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	5.76%	8.15%	5.54%
C	9/1/2010	10.34%	8.64%	5.57%
Y	3/1/2010	12.43%	9.85%	6.52%
Advisor	5/31/2005	11.92%	9.36%	6.05%
Institutional	7/17/1987	12.49%	9.92%	6.59%

American Beacon International Equity Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	17.27%	5.62%	1.32%
C	9/1/2010	22.47%	6.08%	1.35%
Y	8/3/2009	24.74%	7.22%	2.27%
R6	2/28/2017	24.90%	7.35%	2.35%
Advisor	5/1/2003	24.31%	6.83%	1.81%
Institutional	8/7/1991	24.81%	7.33%	2.35%

American Beacon Large Cap Value Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	9.95%	11.94%	5.89%
C	9/1/2010	14.90%	12.43%	5.93%
Y	8/3/2009	17.00%	13.66%	6.89%
R6	2/28/2017	17.08%	13.73%	6.96%
Advisor	5/31/2005	16.53%	13.19%	6.44%
Institutional	7/17/1987	17.08%	13.73%	6.96%

American Beacon Mid-Cap Value Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	10.61%	13.29%	8.83%
C	9/1/2010	15.44%	13.77%	8.89%
Y	3/1/2010	17.62%	15.01%	9.88%
Advisor	6/29/2007	17.09%	14.49%	9.43%
Institutional	11/30/2005	17.77%	15.11%	9.94%

American Beacon Small Cap Value

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	2.05%	12.10%	8.45%
C	9/1/2010	6.59%	12.61%	8.49%
Y	8/3/2009	8.65%	13.83%	9.47%
R6	2/28/2017	8.71%	13.92%	9.57%
Advisor	5/1/2003	8.18%	13.36%	9.03%
Institutional	12/31/1998	8.68%	13.92%	9.57%

American Beacon AHL Managed Futures Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	8/19/2014	(6.41%)	1.82%
C	8/19/2014	(2.45%)	3.60%
Y	8/19/2014	(0.38%)	4.70%
Institutional	8/19/2014	(0.29%)	4.83%

American Beacon Bahl & Gaynor Small Cap Growth Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	7/15/2014	18.19%	8.54%
C	7/15/2014	23.35%	10.31%
Y	7/15/2014	25.80%	11.53%
Institutional	7/15/2014	25.88%	11.60%

American Beacon Bridgeway Large Cap Growth Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/5/2016	(0.79%)	14.22%	6.87%
C	2/5/2016	3.49%	15.42%	7.42%
Y	2/5/2016	5.51%	15.64%	7.53%
Investor	2/5/2016	5.21%	15.58%	7.50%

American Beacon Bridgeway Large Cap Value Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/3/2012	9.15%	14.51%	6.64%
C	2/3/2012	13.91%	15.06%	6.90%
Y	2/3/2012	16.17%	16.27%	7.46%
Institutional	10/31/2003	16.24%	16.35%	7.49%

American Beacon Ionic Strategic Arbitrage Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	6/30/2015	(3.79%)	1.50%
C	6/30/2015	(0.83%)	2.63%
Y	6/30/2015	1.28%	3.14%
Investor	6/30/2015	0.98%	2.98%

American Beacon Stephens Mid-Cap Growth Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/24/2012	0.20%	9.06%	6.69%
C	2/24/2012	4.59%	9.58%	6.95%
Y	2/24/2012	6.67%	10.74%	7.51%
Institutional	8/31/2006	6.82%	10.83%	7.70%

American Beacon Stephens Small Cap Growth Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/24/2012	3.31%	9.26%	6.40%
C	2/24/2012	7.76%	9.75%	6.64%
Y	2/24/2012	9.96%	10.94%	7.21%
Institutional	8/31/2006	10.05%	11.04%	7.39%